Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 4,645	$ 4,112	$ 2,473
Retirement benefit scheme contributions	21	21	12
Share-based payment	10,294	9,419	1,820
Total key management personnel compensation	$ 14,960	$ 13,552	$ 4,305